Cover Page	Nov. 19, 2019
Cover Page [Abstract]
Document Type	8-K
Document Period End Date	Nov. 19, 2019
Entity Registrant Name	TransEnterix, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-19437
Entity Tax Identification Number	11-2962080
Entity Address, Address Line One	635 Davis Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Morrisville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27560
City Area Code	919
Local Phone Number	765-8400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock$0.001 par value per share
Trading Symbol	TRXC
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0000876378
Amendment Flag	false